Short-term Borrowings and Long-term Borrowings - Total short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Oct. 12, 2019
Short Term Debt Line Items
Short term borrowings		¥ 238,957
Secured borrowing
Short Term Debt Line Items
Principal Amount	¥ 94,550
Interest rate	5.70%
Short term borrowings		95,022
Unsecured bank loan
Short Term Debt Line Items
Principal Amount	¥ 30,000
Interest rate	5.655%		5.655%
Short term borrowings		30,000
Secured note payable
Short Term Debt Line Items
Principal Amount	¥ 108,737
Interest rate	5.5163%
Short term borrowings		¥ 113,935